Property and Equipment, Net - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 1,200	$ 1,300	$ 2,400	$ 2,400
Impairment loss				$ 16